UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-4084
Hawaiian Tax-Free Trust
(Exact name of registrant as specified in charter)

111 S. King Street, 4th Floor
Honolulu, Hawaii 96813
Registrant's telephone number, including area code:
(808) 694-6022
Date of fiscal year end:
March 31, 2025
Date of reporting period:
September 30, 2024

Hawaiian Tax-Free Trust
Class A | HULAX
Semi-Annual Shareholder Report — September 30, 2024
This semi-annual shareholder report contains important information about the Hawaiian Tax-Free Trust for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Trust at
https://www.hawaiiantaxfreetrust.com/
. You can also request this information by contacting us at 800-437-1000.
What were the Trust costs for the last six months?
(Based on a hypothetical $10,000 investment)
Trust (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Hawaiian Tax-Free Trust (Class A / HULAX)	$ 47	0.93% *
* Annualized
Key Trust Statistics
The following table outlines key Trust

statistics that you should pay attention to.
Trust net assets	$ 438,200,597
Total number of portfolio holdings	149
Total advisory fee paid, net	$ 524,077
Portfolio turnover rate as of the end of the reporting period	5%
Portfolio Holdings Summary Table (as of September 30, 2024)
The following table presents a summary by quality rating of the portfolio holdings of the Trust as a percentage of net assets:
Quality Ratings
Pre-refunded/Escrowed to Maturity	1.9%
AAA	4.4%
AA	78.2%
A	10.6%
BBB	0.6%
BB	0.0%
Cash	4.3%
Credit quality ratings are primarily sourced
from
Moody’s but in the event that Moody’s has not assigned a rating, the Trust will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Fund will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Fund, and not the Fund itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality. A pre-refunded bond is secured by an escrow fund of U.S. government obligations (i.e. Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.
Availability of Additional Information
You can find additional information about the Trust, including the Trust’s prospectus, financial information, holdings and proxy voting information, at
https://www.hawaiiantaxfreetrust.com/
.

Hawaiian Tax-Free Trust
Class C | HULCX
Semi-Annual Shareholder Report — September 30, 2024
This semi-annual shareholder report contains important information about the Hawaiian Tax-Free Trust for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Trust at
https://www.hawaiiantaxfreetrust.com/
. You can also request this information by contacting us at 800-437-1000.
What were the Trust costs for the last six months?
(Based on a hypothetical $10,000 investment)
Trust (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Hawaiian Tax-Free Trust (Class C / HULCX)	$ 88	1.73% *
* Annualized
Key Trust Statistics
The following table outlines key Trust

statistics that you should pay attention to.
Trust net assets	$ 438,200,597
Total number of portfolio holdings	149
Total advisory fee paid, net	$ 524,077
Portfolio turnover rate as of the end of the reporting period	5%
Portfolio Holdings Summary Table (as of September 30, 2024)
The following table presents a summary by quality rating of the portfolio holdings of the Trust as a percentage of net assets:
Quality Ratings
Pre-refunded/Escrowed to Maturity	1.9%
AAA	4.4%
AA	78.2%
A	10.6%
BBB	0.6%
BB	0.0%
Cash	4.3%
Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Trust will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Fund will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Fund, and not the Fund itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality. A pre-refunded bond is secured by an escrow fund of U.S. government obligations (i.e. Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.
Availability of Additional Information
You can find additional information about the Trust, including the Trust’s prospectus, financial information, holdings and proxy voting information, at
https://www.hawaiiantaxfreetrust.com/
.
Hawaiian Tax-Free Trust
Class F | HULFX
Semi-Annual Shareholder Report — September 30, 2024
This semi-annual shareholder report contains important information about the Hawaiian Tax-Free Trust for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Trust at
https://www.hawaiiantaxfreetrust.com/
. You can also request this information by contacting us at 800-437-1000.
What were the Trust costs for the last six months?
(Based on a hypothetical $10,000 investment)
Trust (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Hawaiian Tax-Free Trust (Class F / HULFX)	$ 36	0.70% *
* Annualized
Key Trust Statistics
The following table outlines key Trust

statistics that you should pay attention to.
Trust net assets	$ 438,200,597
Total number of portfolio holdings	149
Total advisory fee paid, net	$ 524,077
Portfolio turnover rate as of the end of the reporting period	5%
Portfolio Holdings Summary Table (as of September 30, 2024)
The following table presents a summary by quality rating of the portfolio holdings of the Trust as a percentage of net assets:
Quality Ratings
Pre-refunded/Escrowed to Maturity	1.9%
AAA	4.4%
AA	78.2%
A	10.6%
BBB	0.6%
BB	0.0%
Cash	4.3%
Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Trust will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Fund will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Fund, and not the Fund itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality. A pre-refunded bond is secured by an escrow fund of U.S. go ver
nment obligations (i.e. Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.
Availability of Additional Information
You can find additional information about the Trust, including the Trust’s prospectus, financial information, holdings and proxy voting information, at
https://www.hawaiiantaxfreetrust.com/
.
Hawaiian Tax-Free Trust
Class Y | HULYX
Semi-Annual Shareholder Report — September 30, 2024
This semi-annual shareholder report contains important information about the Hawaiian Tax-Free Trust for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Trust at
https://www.hawaiiantaxfreetrust.com/
. You can also request this information by contacting us at 800-437-1000.
What were the Trust costs for the last six months?
(Based on a hypothetical $10,000 investment)
Trust (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Hawaiian Tax-Free Trust (Class Y / HULYX)	$ 37	0.73% *
* Annualized
Key Trust Statistics
The following table outlines key Trust

statistics that you should pay attention to.
Trust net assets	$ 438,200,597
Total number of portfolio holdings	149
Total advisory fee paid, net	$ 524,077
Portfolio turnover rate as of the end of the reporting period	5%
Portfolio Holdings Summary Table (as of September 30, 2024)
The following table presents a summary by quality rating of the portfolio holdings of the Trust as a percentage of net assets:
Quality Ratings
Pre-refunded/Escrowed to Maturity	1.9%
AAA	4.4%
AA	78.2%
A	10.6%
BBB	0.6%
BB	0.0%
Cash	4.3%
Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Trust will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Fund will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Fund, and not the Fund itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality. A pre-refunded bond is secured by an escrow fund of U.S. government obligations (i.e. Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.
Availability of Additional Information
You can find additional information ab
out
the Trust, including the Trust’s prospectus, financial information, holdings and proxy voting information, at
https://www.hawaiiantaxfreetrust.com/
.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)

The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Class A
Class C
Class F
Class Y
Semi-Annual Financials and Additional Information
September 30, 2024
(Unaudited)
The Trust is distributed by Foreside Funds Distributors LLC. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Trust.

HAWAIIAN TAX-FREE TRUST
Portfolio of Investments
September 30, 2024
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — 94.8%
Hawaii — 94.8%
Hawaii County GO, Refunding, Callable 9/1/33 at 100, 5.00%, 9/1/41	$ 4,570,000	$ 5,162,089
Hawaii County GO, Series A, Refunding, 5.00%, 9/1/25	1,050,000	1,072,040
Hawaii County GO, Series A, Refunding, 5.00%, 9/1/29	2,000,000	2,234,040
Hawaii County GO, Series A, Refunding, Callable 3/1/26 at 100, 5.00%, 9/1/30	1,000,000	1,033,600
Hawaii County GO, Series A, Refunding, Callable 3/1/26 at 100, 4.00%, 9/1/35	1,095,000	1,108,239
Hawaii County GO, Series A, Refunding, Callable 3/1/27 at 100, 5.00%, 9/1/29	4,000,000	4,237,440
Hawaii County GO, Series A, Refunding, Callable 9/1/30 at 100, 5.00%, 9/1/31	2,250,000	2,539,012
Hawaii County GO, Series A, Refunding, Callable 9/1/30 at 100, 5.00%, 9/1/37	1,000,000	1,110,970
Hawaii County GO, Series D, Refunding, Callable 3/1/27 at 100, 4.00%, 9/1/28	2,000,000	2,072,820
Hawaii County GO, Series D, Refunding, Callable 3/1/27 at 100, 4.00%, 9/1/31	1,000,000	1,028,810
Hawaii Housing Finance & Development Corp. Revenue, Series A, Callable 10/28/24 at 100, 3.75%, 1/1/31	1,825,000	1,825,620
Hawaii State Airports System Revenue, AMT, Callable 10/28/24 at 100, 5.25%, 8/1/25	3,435,000	3,444,412
Hawaii State Airports System Revenue, Series A, AMT, Callable 7/1/25 at 100, 5.00%, 7/1/41	2,000,000	2,012,900
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Airports System Revenue, Series A, AMT, Callable 7/1/25 at 100, 5.00%, 7/1/45	$ 3,000,000	$ 3,014,970
Hawaii State Airports System Revenue, Series A, AMT, Callable 7/1/28 at 100, 5.00%, 7/1/48	2,465,000	2,527,069
Hawaii State Airports System Revenue, Series A, AMT, Callable 7/1/32 at 100, 5.00%, 7/1/51	10,000,000	10,564,600
Hawaii State Department of Budget & Finance Revenue, Callable 7/1/33 at 100, 5.50%, 7/1/52	10,000,000	11,178,700
Hawaii State Department of Budget & Finance Revenue, Refunding, 5.00%, 7/1/25	1,700,000	1,724,106
Hawaii State Department of Budget & Finance Revenue, Refunding, 4.00%, 1/1/28	340,000	346,355
Hawaii State Department of Budget & Finance Revenue, Refunding, 4.00%, 1/1/29	360,000	367,938
Hawaii State Department of Budget & Finance Revenue, Refunding, 5.00%, 7/1/29	800,000	880,152
Hawaii State Department of Budget & Finance Revenue, Refunding, 5.00%, 7/1/31	1,800,000	2,030,094
Hawaii State Department of Budget & Finance Revenue, Refunding, 5.00%, 7/1/32	2,500,000	2,851,925
Hawaii State Department of Budget & Finance Revenue, Refunding, Callable 1/1/30 at 100, 4.00%, 1/1/32	540,000	546,874
Hawaii State Department of Budget & Finance Revenue, Refunding, Callable 1/1/30 at 100, 4.00%, 1/1/33	540,000	544,990
Hawaii State Department of Budget & Finance Revenue, Refunding, Callable 1/1/30 at 100, 3.00%, 1/1/34	435,000	402,736

HAWAIIAN TAX-FREE TRUST
Portfolio of Investments (Continued)
September 30, 2024
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance Revenue, Refunding, Callable 1/1/30 at 100, 3.00%, 1/1/35	$ 300,000	$ 274,083
Hawaii State Department of Budget & Finance Revenue, Refunding, Callable 1/1/30 at 100, 3.00%, 1/1/36	280,000	251,871
Hawaii State Department of Budget & Finance Revenue, Refunding, Callable 7/1/33 at 100, 5.00%, 7/1/37	2,675,000	3,049,821
Hawaii State Department of Budget & Finance Revenue, Series A, Refunding, 5.00%, 7/1/25	3,000,000	3,042,540
Hawaii State Department of Budget & Finance Revenue, Series A, Refunding, Callable 7/1/25 at 100, 5.00%, 7/1/26	1,000,000	1,016,280
Hawaii State Department of Budget & Finance Revenue, Series A, Refunding, Callable 7/1/25 at 100, 5.00%, 7/1/27	2,000,000	2,031,240
Hawaii State Department of Budget & Finance Revenue, Series A, Refunding, Callable 7/1/25 at 100, 5.00%, 7/1/35	15,520,000	15,711,827
Hawaii State Department of Hawaiian Home Lands, Series A, Refunding, 5.00%, 11/1/24	330,000	330,399
Hawaii State Department of Hawaiian Home Lands, Series A, Refunding, 5.00%, 11/1/25	145,000	148,473
Hawaii State Department of Hawaiian Home Lands, Series A, Refunding, 5.00%, 11/1/27	1,115,000	1,197,722
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, 5.00%, 4/1/26	945,000	977,659
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 4/1/27 at 100, 5.00%, 4/1/29	$ 905,000	$ 955,264
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 4/1/27 at 100, 5.00%, 4/1/30	840,000	884,570
Hawaii State GO, Series EO, Callable 11/7/24 at 100, 5.00%, 8/1/30	3,195,000	3,202,157
Hawaii State GO, Series EO, Unrefunded Portion, Callable 11/7/24 at 100, 5.00%, 8/1/28	1,735,000	1,738,001
Hawaii State GO, Series EO, Unrefunded Portion, Callable 11/7/24 at 100, 5.00%, 8/1/29	1,475,000	1,477,508
Hawaii State GO, Series ET, Prerefunded, Callable 10/1/25 at 100, 5.00%, 10/1/30	2,070,000	2,119,369
Hawaii State GO, Series FB, Callable 4/1/26 at 100, 5.00%, 4/1/27	6,225,000	6,455,512
Hawaii State GO, Series FB, Callable 4/1/26 at 100, 4.00%, 4/1/29	2,255,000	2,301,273
Hawaii State GO, Series FH, Refunding, 5.00%, 10/1/25	825,000	844,346
Hawaii State GO, Series FT, Callable 1/1/28 at 100, 5.00%, 1/1/29	10,100,000	10,921,938
Hawaii State GO, Series FT, Callable 1/1/28 at 100, 5.00%, 1/1/30	1,680,000	1,808,923
Hawaii State GO, Series FT, Callable 1/1/28 at 100, 5.00%, 1/1/33	4,100,000	4,370,518
Hawaii State GO, Series FT, Callable 1/1/28 at 100, 5.00%, 1/1/38	1,095,000	1,158,970
Hawaii State GO, Series FW, 4.00%, 1/1/25	4,000,000	4,007,800

HAWAIIAN TAX-FREE TRUST
Portfolio of Investments (Continued)
September 30, 2024
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series FW, Callable 1/1/29 at 100, 4.00%, 1/1/34	$ 2,000,000	$ 2,079,140
Hawaii State GO, Series FW, Callable 1/1/29 at 100, 5.00%, 1/1/37	3,000,000	3,256,230
Hawaii State GO, Series FW, Callable 1/1/29 at 100, 5.00%, 1/1/38	6,000,000	6,501,420
Hawaii State GO, Series FW, Callable 1/1/29 at 100, 5.00%, 1/1/39	400,000	431,024
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 7/1/30 at 100, 4.00%, 7/1/33	1,000,000	1,033,520
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 7/1/30 at 100, 4.00%, 7/1/35	100,000	102,208
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 7/1/30 at 100, 4.00%, 7/1/36	10,000,000	10,163,500
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 7/1/30 at 100, 4.00%, 7/1/37	9,000,000	9,133,920
Hawaii State Harbor System Revenue, Series C, Refunding, Callable 7/1/30 at 100, 4.00%, 7/1/37	200,000	207,064
Hawaii State Harbor System Revenue, Series C, Refunding, Callable 7/1/30 at 100, 4.00%, 7/1/38	875,000	900,900
Hawaii State Highway Fund Revenue, Callable 1/1/31 at 100, 5.00%, 1/1/35	1,010,000	1,137,189
Hawaii State Highway Fund Revenue, Callable 1/1/31 at 100, 5.00%, 1/1/37	2,800,000	3,128,552
Hawaii State Highway Fund Revenue, Callable 1/1/31 at 100, 5.00%, 1/1/39	2,800,000	3,098,004
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Highway Fund Revenue, Callable 1/1/31 at 100, 5.00%, 1/1/41	$ 3,580,000	$ 3,927,546
Hawaii State Highway Fund Revenue, Series A, Callable 1/1/29 at 100, 5.00%, 1/1/32	1,000,000	1,094,050
Hawaii State Highway Fund Revenue, Series A, Callable 7/1/26 at 100, 5.00%, 1/1/30	4,700,000	4,878,036
Hawaii State Highway Fund Revenue, Series A, Callable 7/1/26 at 100, 4.00%, 1/1/31	4,300,000	4,381,786
Honolulu City & County Board of Water Supply Revenue, Callable 7/1/33 at 100, 5.00%, 7/1/40	760,000	864,143
Honolulu City & County Board of Water Supply Revenue, Callable 7/1/33 at 100, 5.00%, 7/1/41	800,000	901,960
Honolulu City & County Board of Water Supply Revenue, Callable 7/1/33 at 100, 5.00%, 7/1/43	885,000	989,855
Honolulu City & County Board of Water Supply Revenue, Callable 7/1/33 at 100, 5.00%, 7/1/52	5,150,000	5,633,430
Honolulu City & County Board of Water Supply Revenue, Series A, Callable 7/1/30 at 100, 4.00%, 7/1/37	1,890,000	1,968,057
Honolulu City & County Board of Water Supply Revenue, Series A, Callable 7/1/31 at 100, 4.00%, 7/1/39	35,000	36,446
Honolulu City & County Board of Water Supply Revenue, Series A, Refunding, Callable 7/1/34 at 100, 5.25%, 7/1/49	7,500,000	8,516,325
Honolulu City & County GO, Series A, Callable 3/1/30 at 100, 4.00%, 9/1/36	500,000	520,245

HAWAIIAN TAX-FREE TRUST
Portfolio of Investments (Continued)
September 30, 2024
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series A, Callable 3/1/30 at 100, 4.00%, 9/1/39	$ 640,000	$ 653,798
Honolulu City & County GO, Series A, Callable 3/1/30 at 100, 4.00%, 9/1/40	500,000	507,655
Honolulu City & County GO, Series A, Callable 7/1/33 at 100, 5.00%, 7/1/42	2,435,000	2,734,164
Honolulu City & County GO, Series A, Callable 7/1/33 at 100, 5.00%, 7/1/43	1,500,000	1,677,720
Honolulu City & County GO, Series A, Callable 7/1/33 at 100, 5.00%, 7/1/44	3,400,000	3,790,694
Honolulu City & County GO, Series A, Callable 7/1/33 at 100, 5.00%, 7/1/45	3,455,000	3,840,578
Honolulu City & County GO, Series A, Callable 7/1/33 at 100, 5.00%, 7/1/46	3,865,000	4,284,739
Honolulu City & County GO, Series A, Callable 7/1/33 at 100, 5.00%, 7/1/47	4,115,000	4,550,573
Honolulu City & County GO, Series A, Callable 7/1/33 at 100, 5.00%, 7/1/48	3,325,000	3,667,807
Honolulu City & County GO, Series A, Callable 7/1/34 at 100, 5.25%, 7/1/44	3,125,000	3,582,844
Honolulu City & County GO, Series A, Callable 7/1/34 at 100, 5.00%, 7/1/45	3,000,000	3,366,990
Honolulu City & County GO, Series A, Callable 9/1/27 at 100, 4.00%, 9/1/37	1,800,000	1,817,712
Honolulu City & County GO, Series A, Refunding, 5.00%, 9/1/25	1,500,000	1,531,485
Honolulu City & County GO, Series A, Refunding, 5.00%, 10/1/25	1,000,000	1,023,450
Honolulu City & County GO, Series A, Refunding, 5.00%, 9/1/26	1,060,000	1,111,686
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series A, Refunding, Callable 10/1/25 at 100, 5.00%, 10/1/26	$ 5,055,000	$ 5,170,001
Honolulu City & County GO, Series A, Refunding, Callable 10/1/25 at 100, 5.00%, 10/1/29	1,735,000	1,772,910
Honolulu City & County GO, Series A, Refunding, Callable 10/1/25 at 100, 5.00%, 10/1/35	1,300,000	1,323,894
Honolulu City & County GO, Series A, Refunding, Callable 10/1/25 at 100, 5.00%, 10/1/36	1,000,000	1,017,580
Honolulu City & County GO, Series B, Callable 7/1/32 at 100, 5.25%, 7/1/46	3,920,000	4,383,893
Honolulu City & County GO, Series B, Callable 7/1/32 at 100, 5.00%, 7/1/47	5,155,000	5,643,230
Honolulu City & County GO, Series C, 4.00%, 7/1/25	1,000,000	1,008,680
Honolulu City & County GO, Series C, Callable 7/1/30 at 100, 3.00%, 7/1/37	1,000,000	951,950
Honolulu City & County GO, Series C, Callable 7/1/30 at 100, 4.00%, 7/1/39	1,000,000	1,022,850
Honolulu City & County GO, Series C, Callable 7/1/30 at 100, 5.00%, 7/1/43	930,000	1,006,697
Honolulu City & County GO, Series C, Callable 8/1/29 at 100, 5.00%, 8/1/33	2,070,000	2,275,696
Honolulu City & County GO, Series C, Callable 8/1/29 at 100, 4.00%, 8/1/43	1,565,000	1,572,418
Honolulu City & County GO, Series C, Refunding, Callable 10/1/25 at 100, 5.00%, 10/1/27	2,095,000	2,141,614

HAWAIIAN TAX-FREE TRUST
Portfolio of Investments (Continued)
September 30, 2024
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series C, Refunding, Callable 10/1/25 at 100, 5.00%, 10/1/28	$ 4,510,000	$ 4,608,994
Honolulu City & County GO, Series E, Refunding, Callable 9/1/27 at 100, 5.00%, 9/1/29	1,820,000	1,950,603
Honolulu City & County GO, Series F, Refunding, Callable 7/1/30 at 100, 5.00%, 7/1/33	175,000	196,562
Honolulu City & County Wastewater System Revenue, Callable 7/1/33 at 100, 5.25%, 7/1/53	10,000,000	11,170,600
Honolulu City & County Wastewater System Revenue, Callable 7/1/34 at 100, 5.00%, 7/1/44	10,000,000	11,259,800
Honolulu City & County Wastewater System Revenue, Series A, Callable 1/1/28 at 100, 5.00%, 7/1/36	6,000,000	6,377,100
Honolulu City & County Wastewater System Revenue, Series A, Callable 7/1/26 at 100, 5.00%, 7/1/34	2,085,000	2,162,896
Honolulu City & County Wastewater System Revenue, Series A, Callable 7/1/29 at 100, 5.00%, 7/1/44	770,000	820,635
Honolulu City & County Wastewater System Revenue, Series A, Callable 7/1/32 at 100, 5.00%, 7/1/47	4,000,000	4,373,160
Honolulu City & County Wastewater System Revenue, Series A, Callable 7/1/32 at 100, 5.00%, 7/1/51	14,360,000	15,642,922
Honolulu City & County Wastewater System Revenue, Series A, Callable 7/1/32 at 100, 5.25%, 7/1/51	17,500,000	19,418,525
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Wastewater System Revenue, Series A, Prerefunded, Callable 7/1/25 at 100, 5.00%, 7/1/40	$ 200,000	$ 203,208
Honolulu City & County Wastewater System Revenue, Series A, Refunding, 5.00%, 7/1/25	4,000,000	4,064,160
Honolulu City & County Wastewater System Revenue, Series B, Prerefunded, Callable 7/1/25 at 100, 5.00%, 7/1/30	2,150,000	2,184,486
Honolulu City & County Wastewater System Revenue, Series B, Prerefunded, Callable 7/1/25 at 100, 5.00%, 7/1/31	3,700,000	3,759,348
Honolulu City & County Wastewater System Revenue, Series B, Refunding, 5.00%, 7/1/25	2,095,000	2,128,604
Honolulu City & County Wastewater System Revenue, Series B, Refunding, Callable 7/1/26 at 100, 5.00%, 7/1/35	635,000	658,057
Kauai County GO, 5.00%, 8/1/25	295,000	300,463
Kauai County GO, 5.00%, 8/1/26	235,000	245,664
Kauai County GO, Callable 8/1/27 at 100, 5.00%, 8/1/28	285,000	305,275
Kauai County GO, Callable 8/1/27 at 100, 5.00%, 8/1/30	385,000	411,188
Kauai County GO, Callable 8/1/27 at 100, 4.00%, 8/1/32	200,000	205,554
Kauai County GO, Callable 8/1/27 at 100, 5.00%, 8/1/37	200,000	211,186
Kauai County GO, OID, Callable 8/1/27 at 100, 2.50%, 8/1/29	825,000	821,007

HAWAIIAN TAX-FREE TRUST
Portfolio of Investments (Continued)
September 30, 2024
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Maui County GO, Callable 3/1/32 at 100, 5.00%, 3/1/33	$ 1,000,000	$ 1,159,280
Maui County GO, Callable 3/1/32 at 100, 5.00%, 3/1/34	925,000	1,070,762
Maui County GO, Callable 3/1/32 at 100, 5.00%, 3/1/38	1,650,000	1,860,045
Maui County GO, Callable 3/1/32 at 100, 5.00%, 3/1/39	3,885,000	4,352,599
Maui County GO, Callable 3/1/32 at 100, 5.00%, 3/1/40	4,075,000	4,540,772
Maui County GO, Callable 3/1/32 at 100, 5.00%, 3/1/41	1,350,000	1,497,002
Maui County GO, Callable 3/1/32 at 100, 5.00%, 3/1/42	1,575,000	1,740,249
Maui County GO, Refunding, Callable 3/1/30 at 100, 5.00%, 3/1/40	1,200,000	1,306,536
Maui County GO, Refunding, Callable 9/1/28 at 100, 5.00%, 9/1/30	4,000,000	4,358,800
University of Hawaii Revenue, Series B, Refunding, 4.00%, 10/1/24	1,250,000	1,250,000
University of Hawaii Revenue, Series B, Refunding, 5.00%, 10/1/25	1,125,000	1,150,481
University of Hawaii Revenue, Series B, Refunding, Callable 10/1/25 at 100, 5.00%, 10/1/26	1,065,000	1,088,483
University of Hawaii Revenue, Series D, Refunding, Callable 10/1/30 at 100, 4.00%, 10/1/33	2,000,000	2,116,320
University of Hawaii Revenue, Series E, Refunding, Callable 10/1/26 at 100, 5.00%, 10/1/29	4,200,000	4,390,932
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
University of Hawaii Revenue, Series E, Refunding, Callable 10/1/26 at 100, 5.00%, 10/1/31	$ 3,650,000	$ 3,813,739
University of Hawaii Revenue, Series F, Refunding, 5.00%, 10/1/25	1,000,000	1,022,650
University of Hawaii Revenue, Series F, Refunding, Callable 10/1/27 at 100, 5.00%, 10/1/29	1,200,000	1,286,916
University of Hawaii Revenue, Series F, Refunding, Callable 10/1/27 at 100, 5.00%, 10/1/30	2,000,000	2,137,760
University of Hawaii Revenue, Series F, Refunding, Callable 10/1/27 at 100, 5.00%, 10/1/31	2,500,000	2,666,275
University of Hawaii Revenue, Series F, Refunding, Callable 10/1/27 at 100, 5.00%, 10/1/34	655,000	695,918
TOTAL MUNICIPAL BONDS (Cost $418,514,631)		415,443,939

HAWAIIAN TAX-FREE TRUST
Portfolio of Investments (Concluded)
September 30, 2024
(Unaudited)
	Number of Shares	Value
SHORT-TERM INVESTMENT — 4.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.80%(a)	18,809,511	$ 18,809,511
TOTAL SHORT-TERM INVESTMENTS (Cost $18,809,511)		18,809,511

TOTAL INVESTMENTS - 99.1% (Cost $437,324,142)		434,253,450
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%		3,947,147
NET ASSETS - 100.0%		$438,200,597

(a)	Rate disclosed is the 7-day yield at September 30, 2024.
AMT	Alternative Minimum Tax
GO	General Obligation
OID	Original Issue Discount
The accompanying notes are an integral part of the financial statements.

HAWAIIAN TAX-FREE TRUST
Statement of Assets and Liabilities
September 30, 2024
(Unaudited)
Assets
Investments, at value (Cost $437,324,142)	$434,253,450
Receivables:
Investments sold	837,936
Capital shares sold	56,904
Interest	4,879,661
Prepaid expenses and other assets	49,997
Total Assets	440,077,948
Liabilities
Payables:
Investments purchased	1,018,660
Capital shares redeemed	344,774
Distributions to shareholders	159,425
Legal fees	90,000
Investment adviser	83,263
Distribution fees	69,284
Administration and accounting fees	59,201
Accrued expenses	52,744
Total Liabilities	1,877,351
Net Assets	$438,200,597
Net Assets Consisted of:
Capital stock, $0.01 par value	$410,699
Paid-in capital	454,457,169
Total distributable loss	(16,667,271)
Net Assets	$438,200,597
Class A:
Net assets	$395,346,511
Shares outstanding	37,059,116
Net asset value, redemption price per share	$10.67
Maximum offering price per share (100/97.00 of $10.67)	$11.00
Class C:
Net assets	$4,699,907
Shares outstanding	440,911
Net asset value, offering and redemption price per share	$10.66
Class F:
Net assets	$481,145
Shares outstanding	45,077
Net asset value, offering and redemption price per share	$10.67
Class Y:
Net assets	$37,673,034
Shares outstanding	3,524,795
Net asset value, offering and redemption price per share	$10.69
The accompanying notes are an integral part of the financial statements.

HAWAIIAN TAX-FREE TRUST
Statement of Operations
For the Six Months Ended September 30, 2024
(Unaudited)
Investment income
Interest	$6,885,354
Total investment income	6,885,354
Expenses
Advisory fees(Note 2)	524,077
Administration and accounting fees(Note 2)	512,849
Distribution fees (Class A)(Note 2)	404,345
Legal fees	300,000
Trustees’ and officers’ fees(Note 2)	133,000
Transfer agent fees(Note 2)	115,000
Distribution fees (Class C)(Note 2)	27,639
Insurance fees	14,200
Printing fees	10,500
Registration fees	8,200
Consulting fees	6,250
Audit fees	4,471
Custodian fees(Note 2)	2,500
Other expenses	24,008
Total expenses before waivers and reimbursements	2,087,039
Net investment income	4,798,315
Net realized and unrealized gain/(loss) from investments:
Net realized loss from investments	(3,605,321)
Net change in unrealized appreciation on investments	10,114,818
Net realized and unrealized gain on investments	6,509,497
Net increase in net assets resulting from operations	$11,307,812
The accompanying notes are an integral part of the financial statements.

HAWAIIAN TAX-FREE TRUST
Statements of Changes in Net Assets
	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024
Net increase/(decrease) in net assets from operations:
Net investment income	$4,798,315	$9,826,904
Net realized losses from investments	(3,605,321)	(6,763,230)
Net change in unrealized appreciation on investments	10,114,818	805,033
Net increase in net assets resulting from operations	11,307,812	3,868,707
Less dividends and distributions to shareholders from:
Total distributable earnings:
Class A	(4,265,814)	(8,539,799)
Class C	(36,043)	(88,715)
Class F	(4,929)	(9,549)
Class Y	(520,907)	(1,188,838)
Net decrease in net assets from dividends and distributions to shareholders	(4,827,693)	(9,826,901)
Decrease in net assets derived from capital share transactions (Note 4)	(39,635,091)	(46,431,918)
Total decrease in net assets	(33,154,972)	(52,390,112)
Net assets
Beginning of period	471,355,569	523,745,681
End of period	$438,200,597	$471,355,569
The accompanying notes are an integral part of the financial statements.

HAWAIIAN TAX-FREE TRUST
Financial Highlights

Contained below is per share operating performance data for Class A shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Trust (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class A
	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020
Per Share Operating Performance
Net asset value, beginning of period	$10.51	$10.62	$10.82	$11.48	$11.36	$11.29
Net investment income(1)	0.11	0.21	0.17	0.17	0.19	0.21
Net realized and unrealized gain/(loss) on investments	0.16	(0.11)	(0.19)	(0.65)	0.14	0.07
Total from investment operations	0.27	0.10	(0.02)	(0.48)	0.33	0.28
Dividends and distributions to shareholders from:
Net investment income	(0.11)	(0.21)	(0.18)	(0.17)	(0.19)	(0.21)
Net realized capital gains	—	—	—(2)	(0.01)	(0.02)	—(2)
Total dividends and distributions to shareholders	(0.11)	(0.21)	(0.18)	(0.18)	(0.21)	(0.21)
Net asset value, end of period	$10.67	$10.51	$10.62	$10.82	$11.48	$11.36
Total investment return(3)	2.60%	0.95%	(0.19)%	(4.25)%	2.97%	2.51%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$395,347	$413,159	$456,130	$498,513	$549,148	$553,406
Ratio of expenses to average net assets	0.93%(4)	0.88%	0.86%	0.82%	0.83%	0.88%
Ratio of net investment income to average net assets	2.10%(4)	1.98%	1.64%	1.47%	1.68%	1.84%
Portfolio turnover rate	5%(5)	19%	21%	14%	9%	12%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	Not annualized.
The accompanying notes are an integral part of the financial statements.

HAWAIIAN TAX-FREE TRUST
Financial Highlights (Continued)

Contained below is per share operating performance data for Class C shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Trust (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class C
	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020
Per Share Operating Performance
Net asset value, beginning of period	$10.51	$10.62	$10.82	$11.47	$11.36	$11.28
Net investment income(1)	0.07	0.12	0.09	0.08	0.10	0.12
Net realized and unrealized gain/(loss) on investments	0.15	(0.11)	(0.20)	(0.64)	0.13	0.08
Total from investment operations	0.22	0.01	(0.11)	(0.56)	0.23	0.20
Dividends and distributions to shareholders from:
Net investment income	(0.07)	(0.12)	(0.09)	(0.08)	(0.10)	(0.12)
Net realized capital gains	—	—	—(2)	(0.01)	(0.02)	—(2)
Total dividends and distributions to shareholders	(0.07)	(0.12)	(0.09)	(0.09)	(0.12)	(0.12)
Net asset value, end of period	$10.66	$10.51	$10.62	$10.82	$11.47	$11.36
Total investment return(3)	2.09%	0.15%	(0.99)%	(4.94)%	2.06%	1.78%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$4,700	$6,190	$9,779	$15,232	$19,865	$23,969
Ratio of expenses to average net assets	1.73%(4)	1.68%	1.66%	1.62%	1.63%	1.68%
Ratio of net investment income to average net assets	1.30%(4)	1.17%	0.82%	0.67%	0.87%	1.03%
Portfolio turnover rate	5%(5)	19%	21%	14%	9%	12%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	Not annualized.
The accompanying notes are an integral part of the financial statements.

HAWAIIAN TAX-FREE TRUST
Financial Highlights (Continued)

Contained below is per share operating performance data for Class F shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Trust (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class F
	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020
Per Share Operating Performance
Net asset value, beginning of period	$10.52	$10.64	$10.84	$11.50	$11.39	$11.30
Net investment income(1)	0.12	0.23	0.20	0.20	0.22	0.23
Net realized and unrealized gain/(loss) on investments	0.15	(0.12)	(0.20)	(0.65)	0.13	0.09
Total from investment operations	0.27	0.11	—	(0.45)	0.35	0.32
Dividends and distributions to shareholders from:
Net investment income	(0.12)	(0.23)	(0.20)	(0.20)	(0.22)	(0.23)
Net realized capital gains	—	—	—(2)	(0.01)	(0.02)	—(2)
Total dividends and distributions to shareholders	(0.12)	(0.23)	(0.20)	(0.21)	(0.24)	(0.23)
Net asset value, end of period	$10.67	$10.52	$10.64	$10.84	$11.50	$11.39
Total investment return(3)	2.62%	1.09%	0.05%	(4.02)%	3.11%	2.91%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$481	$400	$428	$196	$295	$111
Ratio of expenses to average net assets	0.70%(4)	0.65%	0.62%	0.60%	0.59%	0.66%
Ratio of net investment income to average net assets	2.33%(4)	2.22%	1.89%	1.70%	1.89%	2.00%
Portfolio turnover rate	5%(5)	19%	21%	14%	9%	12%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	Not annualized.
The accompanying notes are an integral part of the financial statements.

HAWAIIAN TAX-FREE TRUST
Financial Highlights (Concluded)

Contained below is per share operating performance data for Class Y shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Trust (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class Y
	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020
Per Share Operating Performance
Net asset value, beginning of period	$10.53	$10.64	$10.84	$11.50	$11.39	$11.31
Net investment income(1)	0.12	0.23	0.19	0.19	0.22	0.23
Net realized and unrealized gain/(loss) on investments	0.16	(0.11)	(0.19)	(0.65)	0.13	0.08
Total from investment operations	0.28	0.12	—	(0.46)	0.35	0.31
Dividends and distributions to shareholders from:
Net investment income	(0.12)	(0.23)	(0.20)	(0.19)	(0.22)	(0.23)
Net realized capital gains	—	—	—(2)	(0.01)	(0.02)	—(2)
Total dividends and distributions to shareholders	(0.12)	(0.23)	(0.20)	(0.20)	(0.24)	(0.23)
Net asset value, end of period	$10.69	$10.53	$10.64	$10.84	$11.50	$11.39
Total investment return(3)	2.70%	1.16%	0.01%	(4.05)%	3.08%	2.80%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$37,673	$51,607	$57,409	$72,358	$76,282	$68,794
Ratio of expenses to average net assets	0.73%(4)	0.68%	0.66%	0.62%	0.63%	0.69%
Ratio of net investment income to average net assets	2.30%(4)	2.18%	1.83%	1.66%	1.87%	2.03%
Portfolio turnover rate	5%(5)	19%	21%	14%	9%	12%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	Not annualized.
The accompanying notes are an integral part of the financial statements.

HAWAIIAN TAX-FREE TRUST
Notes to Financial Statements
September 30, 2024
(Unaudited)
1. Organization and Significant Accounting Policies
Hawaiian Tax-Free Trust (the “Trust”), a non-diversified, open-end investment company, was organized on May 7, 1984, as a Massachusetts business trust and commenced operations on February 20, 1985. The Trust is authorized to issue an unlimited number of shares. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class F Shares and Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class F Shares and Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.
The Asset Management Group of Bank of Hawaii (the “Adviser”), serves as Investment Adviser to the Trust.
The Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.
Portfolio Valuation — Municipal securities are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and ask quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued using other fair value methods. Securities that do not have a readily available current market value are valued in good faith by the Adviser as “valuation designee” under the oversight of the Trust's Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser's fair valuation determinations will be reviewed by the Trust's Board of Trustees. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust's Board of Trustees. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses).
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Trust’s investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments).
The fair value of a Trust's bonds is generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

HAWAIIAN TAX-FREE TRUST
Notes to Financial Statements (Continued)
September 30, 2024
(Unaudited)
The valuations for fixed income securities are typically the prices supplied by independent third-party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third-party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. To the extent that these inputs are observable, the fair value of fixed income securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
The following is a summary of the inputs used, as of September 30, 2024, in valuing the Trust's investments carried at fair value:
	Total Value at 09/30/24	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Municipal Bonds	$415,443,939	$—	$415,443,939	$—
Registered Investment Company	18,809,511	18,809,511	—	—
Total Assets	$434,253,450	$18,809,511	$415,443,939	$—
At the end of each quarter, the Adviser evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, the Adviser evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Trust’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Trust may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Trust to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Trust have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Trust had an amount of transfers during the reporting period that was meaningful in relation to net assets as of the end of the reporting period.
For the six months ended September 30, 2024, there were no transfers in or out of Level 3.
Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.
Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums are recorded on a daily basis using the effective yield method except for short term securities, which records discounts and premiums on a straight-line basis. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

HAWAIIAN TAX-FREE TRUST
Notes to Financial Statements (Continued)
September 30, 2024
(Unaudited)
Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly to shareholders. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by the Trust, after deducting any available capital loss carryovers are declared and paid to its shareholders annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.
U.S. Tax Status — No provision is made for U.S. income taxes as it is the Trust’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.
Other — In the normal course of business, the Trust may enter into contracts that provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made against the Trust in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.
2. Transactions with Related Parties and Other Service Providers
The Adviser serves as investment adviser to the Trust pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 0.23% of the Trust’s net asset value on assets under $875 million; 0.17% of the Trust’s net asset value on assets of $875 million or more, but less than $1.5 billion; and 0.155% of the Trust’s net asset value on assets of $1.5 billion and over.
Until August 31, 2024 Aquila Investment Management LLC, a wholly-owned subsidiary of Aquila Management Corporation, served as the Administrator/Business Manager for the Trust under an Administration and Business Management Agreement with the Trust. The Administrator/Business Manager provided all administrative services to the Trust other than those relating to its investment portfolio. Those included providing the officers of the Trust and all related services as well as overseeing the activities of all the various support organizations to the Trust such as the transfer and shareholder servicing agent, fund accounting agent, custodian, legal counsel, auditors and distributor. For its services, the Administrator/Business Manager received a fee at an annual rate of 0.22% of the Trust’s net assets. Effective September 1, 2024, the Adviser provides certain administrative services to the Trust under a separate Administrative Services Agreement. The Adviser receives a fee at an annual rate of 0.10% of the Trust’s average daily net assets for providing such administrative services. As such, the Administration and Business Management Agreement with Aquila Investment Management LLC was terminated.
Other Service Providers
Effective, September 1, 2024, the Bank of New York Mellon (“BNY”) serves as administrator. For providing administrative and accounting services, BNY is entitled to receive a monthly fee equal to an annual percentage rate of the Trust’s average daily net assets and is subject to certain minimum monthly fees. BNY serves as custodian for the Trust. For providing certain custodial services, BNY is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Trust. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
The Trust, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Trust and have agreed to compensate the intermediaries for providing those services. The fees incurred by the Trust for these services are included in Transfer agent fees in the Statement of Operations.

HAWAIIAN TAX-FREE TRUST
Notes to Financial Statements (Continued)
September 30, 2024
(Unaudited)
Effective September 1, 2024, Foreside Funds Distributors LLC (the “Distributor”) provides principal underwriting services to the Trust pursuant to an underwriting agreement between the Trust and the Distributor. Prior to September 1, 2024, Aquila Distributors LLC acted as the principal underwriter of the Trust. For the period from April 1, 2024 through August 31, 2024, Aquila Distributors LLC received fees for its underwriting services totaling $364,910.
The Trust and the Distributor are parties to an underwriting agreement. The Trust has adopted a distribution plan for Class A and Class C shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A and Class C shares plan, the Trust compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.20% and 1.00% (0.75% Rule 12b-1 distribution fee and 0.25% shareholder service fee) on an annualized basis of the average daily net assets of the Trust’s Class A and Class C shares, respectively.
Trustees and Officers
The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY serves as the Secretary of the Trust and is not compensated by the Trust.
Effective September 1, 2024, JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. Chenery Compliance Group, LLC (“Chenery”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and Chenery are compensated for their services provided to the Trust. Prior to September 1, 2024, pursuant to the Compliance Agreement with the Administrator/Business Manager, the Administrator/Business Manager was additionally compensated by the Trust for compliance related services provided to enable the Trust.
3. Investment in Securities
For the six months ended September 30, 2024, aggregated purchases and sales of investment securities (excluding short-term investments) of the Trust were as follows:
	Purchases	Sales
Investment Securities	$22,155,877	$70,376,080
The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

HAWAIIAN TAX-FREE TRUST
Notes to Financial Statements (Continued)
September 30, 2024
(Unaudited)
4. Capital Share Transactions
For six months ended September 30, 2024 and the year ended March 31, 2024, transactions in capital shares (authorized shares unlimited) were as follows:
	For the Six Months Ended September 30, 2024 (Unaudited)		For the Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	311,336	$3,278,053	1,115,113	$11,611,240
Reinvestments	318,229	3,345,824	642,173	6,690,698
Redemptions	(2,876,646)	(30,296,153)	(5,392,415)	(56,097,755)
Net decrease	(2,247,081)	$(23,672,276)	(3,635,129)	$(37,795,817)
Class C
Sales	7,925	$83,580	16,759	$174,648
Reinvestments	2,772	29,087	7,120	74,115
Redemptions	(159,080)	(1,675,265)	(355,721)	(3,716,393)
Net decrease	(148,383)	$(1,562,598)	(331,842)	$(3,467,630)
Class F
Sales	10,384	$109,383	11,212	$115,486
Reinvestments	468	4,929	915	9,549
Redemptions	(3,792)	(39,678)	(14,345)	(150,114)
Net increase/(decrease)	7,060	$74,634	(2,218)	$(25,079)
Class Y
Sales	291,198	$3,059,891	732,358	$7,668,362
Reinvestments	37,478	394,075	90,911	949,052
Redemptions	(1,704,750)	(17,928,817)	(1,316,942)	(13,760,806)
Net decrease	(1,376,074)	$(14,474,851)	(493,673)	$(5,143,392)
Total net decrease	(3,764,478)	$(39,635,091)	(4,462,862)	$(46,431,918)

5. Federal Tax Information
The Trust has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Trust to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. The Trust has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Trust is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.
At March 31, 2024, the Trust had capital loss carry forwards of $7,986,282 where the $1,435,345 retains it character of short-term and $6,550,937 retains its character of long-term; both have no expiration. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code.
As of March 31, 2024, the components of distributable earnings on a tax basis were as follows:

HAWAIIAN TAX-FREE TRUST
Notes to Financial Statements (Continued)
September 30, 2024
(Unaudited)
	Ordinary Income	Tax Exempt Distributions	Total Distributions Paid
Hawaiian Tax-Free Trust	$381,330	$9,445,571	$9,826,901
As of March 31, 2024, the components of distributable earnings on a tax basis were as follows:
	Undistributed Long-Term Gain	Undistributed Tax Exempt	Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Losses	Temporary Differences
Hawaiian Tax-Free Trust	$(7,986,282)	$190,207	$(13,185,510)	$(1,977,800)	$(188,005)
The difference between book basis and tax basis undistributed income is due to the timing difference, and other temporary differences, in recognizing dividends paid and the deduction of distributions payable.
As of September 30, 2024, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Trust was as follows:
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
Hawaiian Tax-Free Trust	$437,324,142	$2,639,149	$(5,709,841)	$(3,070,692)

*	Because tax adjustments are calculated annually at the end of the Trust’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Trust’s most recent annual report.
Pursuant to federal income tax rules applicable to regulated investment companies, the Trust may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year.
6. Concentration of Credit Risk
The Hawaiian Tax-Free Trust primarily invest in debt obligations issued by the state of Hawaii and its political subdivisions, agencies, and public authorities to obtain funds for various public purposes. The Trust is more susceptible to factors adversely affecting issues of Hawaii municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent.
7. Debt Investment Risk
Debt investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates. There is a risk that an issuer of a Trust’s debt investments may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high-yield/high-risk bonds, e.g., bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or if unrated are of comparable quality as determined by the manager, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Debt investments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise.

HAWAIIAN TAX-FREE TRUST
Notes to Financial Statements (Concluded)
September 30, 2024
(Unaudited)
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Trust through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

HAWAIIAN TAX-FREE TRUST
Other Information
(Unaudited)
Proxy Voting
Policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Trust voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling and on the Securities and Exchange Commission's (“SEC”) website at http://www.sec.gov.
Quarterly Portfolio Schedules
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended June 30 and December 31) as an exhibit to its reports on Form N-PORT. portfolio holdings on Form N-PORT are available on the SEC's website at http://www.sec.gov.

Investment Adviser
Asset Management Group of Bank of Hawaii
111 S. King Street, 4th Floor
Honolulu, Hawaii 96813
Administrator
BNY Mellon Investment Servicing (US) Inc.
118 Flanders Road
Westborough, Massachusetts 01581
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
118 Flanders Road
Westborough, Massachusetts 01581
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102
Legal Counsel
Morgan, Lewis & Bockius LLP
One Federal Street
Boston, Massachusetts 02110
AQL-HISAR-0924

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Fund’s disclosure of remuneration items is included as part of the Semi-Annual Financials and Additional Information filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Asset Management Group of Bank of Hawaii (the “Adviser”) serves as the investment adviser to the Trust pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). In order for the Adviser to remain the investment adviser of the Trust, the Trustees of the Trust must determine annually whether to renew the Advisory Agreement for the Trust.

In considering whether to approve the renewal of the Advisory Agreement, the Trustees requested and obtained such information as they deemed reasonably necessary. The Board of Trustees’ Contracts Committee, which is comprised of independent Trustees, met in person, first separately with the independent Trustees and then with all of the Trustees, on August 20, 2024 to review and discuss the contract review materials that were provided in advance of the August 20, 2024 meeting. The Trustees considered, among other things, information presented by the Adviser, including information with respect to the Trust’s fees, expenses and investment performance, which included comparisons of the Trust’s investment performance against peers and the Trust’s benchmark and comparisons of the advisory fee payable under the Advisory Agreement against the advisory fees paid by the Trust’s peers. In addition, the Trustees took into account the performance and other information related to the Trust provided to the Trustees at each regularly scheduled meeting. The Trustees also discussed the memorandum provided by Trust counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the Advisory Agreement.

At the meeting held on August 20, 2024, based on their evaluation of the information provided by the Adviser, the Trustees of the Trust, including the independent Trustees voting separately, unanimously approved the renewal of the Advisory Agreement until September 30, 2025. In considering the renewal of the Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the Advisory Agreement.

The nature, extent, and quality of the services provided by the Adviser

The Trustees considered the nature, extent and quality of the services that had been provided by the Adviser to the Trust, taking into account the investment objectives and strategies of the Trust. The Trustees reviewed the terms of the Advisory Agreement.

The Trustees also reviewed the Adviser’s investment approach for the Trust and its research process. The Trustees considered the portfolio manager employed by the Adviser for the Trust and the Adviser’s facilities for credit analysis of the Trust’s portfolio securities. The Trustees noted the extensive experience of the portfolio manager, Mr. Reid Smith. They also noted that the Adviser, based in Honolulu, has provided local information regarding specific holdings in the Trust’s portfolio, a particular advantage as to holdings with less than the highest ratings from the rating agencies.

The Trustees considered that the Adviser had provided all portfolio management services to the Trust that the Trustees deemed necessary or appropriate, including the specific services that the Trustees have determined are required for the Trust, given that it seeks to provide shareholders with as high a level of current income exempt from Hawaii state and regular Federal income taxes as is consistent with preservation of capital.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by the Adviser to the Trust were satisfactory and consistent with the terms of the Advisory Agreement.

The investment performance of the Trust

The Trustees reviewed the Trust’s performance (Class Y shares) and compared its performance to the performance of:

•

the two peer funds that invest primarily in Hawaiian municipal securities and the funds in the Municipal Single State Intermediate-Term Bond category as assigned by Morningstar, Inc. (the “Morningstar Category”);

•	the Trust’s benchmark index, the Bloomberg Municipal Bond: Quality Intermediate Total Return Index Unhedged US; and

•	the Bloomberg Barclays Quality Hawaii Municipal Bond Index.

The Trustees considered that the materials provided to them by the Adviser indicated that the Trust’s return for the six months ended June 30, 2024 was in the second quintile, that its annual return for the one-year period ended June 30, 2024 was in the fifth quintile, that its average annual return for each of the three- and five-year periods ended June 30, 2024 was in the third quintile, and that its average annual return for the ten-year period ended June 30 2024 was in the fourth quintile, in each case relative to the funds in the Morningstar Category for the same periods. (Each quintile represents one-fifth of the peer group and first quintile is most favorable to the Trust’s shareholders.)

The Trustees also considered that the Trust’s average annual total return was less than the average annual total return of the benchmark index for each of the one, three, five and ten-year periods ended June 30, 2024 but better than the annual return of the benchmark index for the six months ending June 30, 2024. They also considered that the Trust’s total return was better than the total return of the Bloomberg Barclays Quality Hawaii Municipal Bond Index for the six months and one year period ended June 30, 2024 but that the Trust’s average annual total return was less than the average annual total return of the Bloomberg Barclays Quality Hawaii Municipal Bond Index for each of the three, five and ten year periods ended June 30, 2024.

The Trustees noted that the Trust invests primarily in municipal obligations issued by the State of Hawaii, its counties and various other local authorities, while the funds in the Morningstar Category invest in, and the Fund’s benchmark index includes, municipal bonds of issuers throughout the United States. The Trustees noted that, unlike the Trust’s returns, the performance of the benchmark index did not reflect any fees, expenses or sales charges. The Trustees discuss the Trust’s performance record with the Adviser on a regular basis. The Trustees’ reviews and discussions regarding the Trust’s investment performance were factored into the Trustees’ deliberations concerning the renewal of the Advisory Agreement.

Advisory Fees and Trust Expenses

The Trustees reviewed the Trust’s advisory fees and expenses and compared them to the advisory fee and expense data for the funds in the Morningstar Category. The Trustees noted that Aquila Investment Management LLC had discontinued providing administrative services to the Fund at the close of business on August 31, 2024 and that, accordingly, the fees payable by the Trust for administration services were not included in the management fee comparison. The Trustees considered that the Trust’s advisory fee for its most recent fiscal year was in the first quintile relative to the management fees payable by the other funds in the Morningstar Category for the comparable period and lower than the average and median management fees of the funds in the Morningstar Category. The Trustees noted that the management fees payable by funds in the Morningstar Category may be for administrative as well as advisory services. The Trustees considered that the Trust’s net total expenses (for Class A shares) for the most recent fiscal year was higher than the median and average net total expenses of the other funds in the Morningstar Category for the comparable period (after giving effect to fee waivers and expense reimbursements in effect for those funds).

The Trustees reviewed management fees charged by the Adviser to its other clients. The Trustees noted that, in most instances, the fee rates for those clients were lower than the fees paid to the Adviser with respect to the Trust. In evaluating the fees associated with the client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Trust and those client accounts.

The Trustees concluded that the advisory fee and expenses of the Trust were reasonable in relation to the nature and quality of the services provided by the Adviser to the Trust.

Profitability

The Trustees considered information regarding the profitability of the Adviser with respect to the services provided by the Adviser to the Trust, including the methodology used by the Adviser in allocating certain of its costs to the portfolio management of the Trust. The Trustees concluded that profitability to the Adviser with respect to the services provided to the Trust did not argue against approval of the fees to be paid under the Advisory Agreement.

The extent to which economies of scale would be realized as the Trust grows

The Trustees considered the extent to which the Adviser may realize economies of scale or other efficiencies in managing the Trust. The Trust has in place breakpoints in the advisory fee schedule based on the size of the Trust. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Trust.

Benefits derived or to be derived by the Adviser and its affiliates from the relationship with the Trust

The Trustees observed that, as is generally true of most fund complexes, the Adviser, by providing services to other funds and accounts including the Trust, was able to spread costs as it would otherwise be unable to do. The Trustees noted that while that produces efficiencies and increased profitability for the Adviser, it also makes their services available to the Trust at favorable levels of quality and cost which are more advantageous to the Trust than would otherwise have been possible.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the 1940 Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hawaiian Tax-Free Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and Chief Executive Officer
(principal executive officer)

Date: December 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and Chief Executive Officer
(principal executive officer)

Date: December 4, 2024

By (Signature and Title)*	/s/ Christine S. Catanzaro
Christine S. Catanzaro, Treasurer and Chief Financial Officer
(principal financial officer)

Date: December 4, 2024

*	Print the name and title of each signing officer under his or her signature.